Non-current assets - right-of-use assets (Tables)	6 Months Ended
Dec. 31, 2025
Non-current assets - right-of-use assets [Abstract]
Non-Current Assets - Right-of-Use Assets

	31-Dec-25	30-Jun-25
	$'000	$'000

Plant and equipment - right-of-use	755	755
Less: Accumulated depreciation	(489)	(421)

	266	334

Reconciliations
Reconciliations of the written down values at the beginning and end of the current period-end and previous financial year are set out below:

Plant and equipment - right-of-use
$'000

Balance at 1 July 2024	71
Additions	423
Depreciation expense	(160)

Balance at 30 June 2025	334
Depreciation expense	(68)

Balance at 31 December 2025	266